PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

	Construction in progress	Mining properties	Plant and equipment	Right-of-use assets[1]	Total
Cost
Balance, January 1, 2023	$1,563.9	$2,506.8	$1,498.2	$85.4	$5,654.3
Additions	866.5	138.9	56.2	79.7	1,141.3
Changes in asset retirement obligations	—	36.2	—	—	36.2
UJV lease adjustment	(4.0)	—	—	(25.4)	(29.4)
Disposals	(5.5)	—	(11.6)	(0.5)	(17.6)
Transfers within property, plant and equipment	(11.5)	(0.1)	11.8	(0.2)	—
Transfers from exploration and evaluation assets	—	11.1	—	—	11.1
Balance, December 31, 2023	$2,409.4	$2,692.9	$1,554.6	$139.0	$6,795.9
Additions	320.0	253.4	71.0	34.8	679.2
Changes in asset retirement obligations	—	(21.4)	—	—	(21.4)
Disposals/derecognition	—	—	(41.7)	(8.6)	(50.3)
Transfers of Côté Gold Construction in progress	(2,367.1)	1,098.8	1,268.3	—	—
Transfers within property, plant and equipment	(254.7)	96.1	158.9	(0.3)	—
Balance, December 31, 2024	$107.6	$4,119.8	$3,011.1	$164.9	$7,403.4

	Construction in progress	Mining properties	Plant and equipment	Right-of-use assets[1]	Total
Accumulated Depreciation and Impairment
Balance, January 1, 2023	$—	$1,963.1	$1,078.9	$14.3	$3,056.3
Depreciation expense	—	141.4	90.8	22.7	254.9
Disposals	—	—	(11.3)	(0.5)	(11.8)
Transfers within property, plant and equipment	—	(11.5)	11.5	—	—
Balance, December 31, 2023	$—	$2,093.0	$1,169.9	$36.5	$3,299.4
Depreciation expense[2]	—	157.2	116.8	29.0	303.0
Disposals/derecognition	—	—	(40.8)	(7.9)	(48.7)
Net impairment (reversal) charge	—	(371.8)	(46.6)	(1.3)	(419.7)
Balance, December 31, 2024	$—	$1,878.4	$1,199.3	$56.3	$3,134.0
Carrying amount, December 31, 2023	$2,409.4	$599.9	$384.7	$102.5	$3,496.5
Carrying amount, December 31, 2024	$107.6	$2,241.4	$1,811.8	$108.6	$4,269.4
1.Right-of-use assets ("ROU assets") consist of property, plant and equipment related to assets leased and accounted for under IFRS 16.
2.In 2024, the depreciation methodology for the Westwood mine was changed to Units of Production to better represent the Company's realization of the economic benefit of the underlying assets. The change in estimate resulted in an approximately $10 million reduction of depreciation during 2024.
In accordance with IFRS 16, the Company recorded 100% of the lease liability and ROU assets as at December 31, 2022 as it entered into the agreement as operator for the 70% owned Côté Gold joint venture and the agreement did not allow for several liability. The Company amended the terms of the Caterpillar Financial Services Limited lease agreement and accounted for 70% of the lease liability and right-of-use assets as at December 31, 2023 (note 15).
On August 1, 2024, Côté Gold was assessed to be ready for use as intended and the construction costs reported in construction in progress were reclassified to mining properties and plant and equipment. Depreciation commenced on the transferred amounts on August 1, 2024.
During the third quarter 2024, the Company assessed that the increase in the long-term consensus price of gold to be an indicator of impairment reversal for the Westwood CGU. As a result, a $462.3 million full reversal of the previously recorded impairment was recorded, as the recoverable amount of the Westwood CGU exceeded the current carrying value (note 28).
During the second quarter 2024, the Company ceased mining activity at the Fayolle property and therefore does not expect to realize a future economic benefit from Fayolle. As a result the full mining properties balance was impaired to $nil (note 28).
In 2024, borrowing costs attributable to qualifying assets associated with the Côté Gold, Essakane and Westwood mines totaling $98.5 million (2023 - $113.5 million) were capitalized using a weighted average interest rate of 8.90% (2023 - 7.38%) (note 30). The weighted average interest rate was based on the 5.75% senior notes, credit facility, second lien term loan, equipment loans, gold prepayments, repurchase option fees and leases.
As at December 31, 2024, mining properties included capitalized stripping costs of $319.1 million (December 31, 2023 - $199.2 million). Stripping costs of $181.4 million were capitalized during 2024 (2023 - $87.9 million), and $61.5 million were depreciated during 2024 (2023 - $85.3 million).